Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

(All amounts in tables are expressed in thousands of Canadian dollars)

	Year ended December 31, 2019	Year ended December 31, 2018
Net loss	$(28,859)	$(3,022)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(7,792)	(816)
Permanent differences and other	7,063	62
Effect of change in tax rates	-	(132)
Change in valuation allowance	729	886
Net deferred income tax recovery	$-	$-

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Exploration and evaluation assets	$98	$65
Loss carry-forwards	4,484	3,823
Share issuance costs	261	293
Cumulative eligible capital	-	34
Equipment	200	98
	5,042	4,313
Valuation allowance	(5,042)	(4,313)
Net deferred tax asset	$-	$-

Schedule of Tax Pools Relating to the Deductible Temporary Differences and Their Expirations

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2030	$696	$-	$-	$-
2031	517	-	-	-
2032	645	-	-	-
2033	847	-	-	-
2034	1,484	-	-	-
2035	2,141	-	-	-
2036	2,213	-	-	-
2037	2,637	-	-	-
2038	2,656	-	-	-
2039	2,715	-	-	-
No expiry	-	57	50,575	912
	$16,551	$57	$50,575	$912